Condensed Balance Sheets - USD ($)	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
Current assets:
Cash	$ 220,647	$ 1,561,924	$ 73,648
Prepaid expenses and other receivables	584,229	133,417	35,000
Deferred offering costs			1,643,881
Total current assets	804,876	1,695,341	1,752,529
Oil and gas properties - not subject to amortization	11,008,673	9,947,742	5,836,232
Advance to operators			1,900,000
Total assets	11,813,549	11,643,083	9,488,761
Current liabilities:
Accounts payable and accrued liabilities	1,002,074	609,360	1,164,055
Asset retirement obligations – current	2,778	2,778	2,778
Convertible note, net of discounts		1,217,597
Due to operators	63,878	21,651
Promissory notes, net of discounts	238,386
Warrants liability			114,883
Insurance liability	230,387
Due to operators	171,270
Total current liabilities	2,018,839	1,851,386	6,710,652
Long-term liabilities:
Franchise tax accrual			9,450
Asset retirement obligations, net of current portion	49,702	48,313	45,535
Total Long-term liabilities	49,702	48,313	54,985
Total liabilities	2,068,541	1,899,699	6,765,637
Commitments and Contingencies (Note 7)
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; -0- shares issued and outstanding at October 31, 2023 and 2022, respectively
Common stock, $0.0001 par value; 490,000,000 shares authorized; 31,046,516 and 16,972,800 shares issued and outstanding as of October 31, 2023 and 2022, respectively	5,033	3,105	1,697
Stock subscription receivable	(10,010)	(10,010)	(10,010)
Additional paid-in capital	25,944,850	20,197,171	6,633,893
Accumulated deficit	(16,194,865)	(10,446,882)	(3,902,456)
Total stockholders’ equity	9,745,008	9,743,384	2,723,124
Total liabilities and stockholders’ equity	11,813,549	11,643,083	9,488,761
Related Party [Member]
Current liabilities:
Notes payable	$ 310,066		1,025,497
Operators [Member]
Current liabilities:
Due to operators		21,651
Nonrelated Party [Member]
Current liabilities:
Notes payable			$ 4,403,439